Statutory Information - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statutory Accounting Practices [Line Items]
Dividends paid	$ 15.0	$ 1.9	$ 379.4
Kansas Department of Commerce
Statutory Accounting Practices [Line Items]
Dividends paid
Minimum dividend as percentage of insurers' surplus to be considered as extraordinary dividend	10.00%
RBC ratio under Authorized Control Level	100.00%
TAC of the Company subject to RBC Requirements	$ 136.3
Corresponding authorized control	$ 23.7
Kansas Department of Commerce | Minimum
Statutory Accounting Practices [Line Items]
RBC ratio under Company Action Level	100.00%
Kansas Department of Commerce | Maximum
Statutory Accounting Practices [Line Items]
RBC ratio under Company Action Level	200.00%